Institutional Class | Artisan Mid Cap Value Fund
ARTISAN MID CAP VALUE FUND Institutional Shares
INVESTMENT OBJECTIVE
Artisan Mid Cap Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Institutional Class Artisan Mid Cap Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Institutional Class Artisan Mid Cap Value Fund Institutional Shares
Management Fees	[1]	0.93%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.14%
Total Annual Fund Operating Expenses		1.07%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended 9/30/11.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Artisan Mid Cap Value Fund Institutional Shares	109	340	590	1,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.

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Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.

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Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies' shareholders.

•	Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company's business cycle.

The Fund often finds investment opportunities in companies that have one or more of the following characteristics:

•	Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.

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Companies in Transition. A company's stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock's price to rise.

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Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other "hidden" assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public or lacks a following among investors, so it becomes undervalued.

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Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan's estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.

PRINCIPAL RISKS

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•	Stock Market Risks. The value of a company's stock may rise or fall in response to company, market, economic or other news.

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Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

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Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company's stock may never reach the level Artisan considers its intrinsic value.

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Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

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Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

PERFORMANCE

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	20.59%	(quarter ended 6/30/09)
Worst Quarter	-22.92%	(quarter ended 12/31/08)

Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)

The following table shows the Fund's Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund's performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11

Average Annual Total Returns - Institutional Class Artisan Mid Cap Value Fund		1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	[1]	6.42%	4.53%	10.57%	10.47%	Mar. 28, 2001
Investor Shares Return after taxes on distributions	[1]	5.00%	3.62%	9.75%	9.67%	Mar. 28, 2001
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	5.58%	3.64%	9.14%	9.07%	Mar. 28, 2001
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.55%)	1.41%	6.99%	7.10%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.38%)	0.04%	7.67%	7.85%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information may be obtained by calling 800.399.1770.